Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,394,603	$ 8,726,341	$ 59,836,889
Short-term investment	17,489	19,255	19,145
Trade and other receivables	4,946,406	7,599,584	8,667,209
Prepaid expenses	2,876,115	3,983,427	3,686,851
Inventories	15,808,436	17,059,406	17,317,423
Assets held for sale	3,203,557	0
Total current assets	28,246,606	37,388,013	89,527,517
Property, plant and equipment	2,145,027	21,448,123	37,345,716
Operating lease right-of-use assets	2,474,370	2,295,263	2,899,199
Intangible assets	17,792,596	21,655,035	25,956,830
Goodwill	14,354,340	22,168,288	25,453,372
Marketable securities			150,000
Other financial assets			5,615,167
Total assets	65,012,939	104,954,722	186,947,801
Current liabilities:
Trade and other payables	22,960,348	22,700,849	19,881,995
Current portion of operating lease liabilities	585,536	641,698	230,016
Deferred revenues	130,464	285,004	1,989,632
Provisions	5,860,704	1,118,613	2,245,658
Liability related to warrants	2,820,025	5,570,530	10,462,137
Total current liabilities	32,357,077	30,316,694	34,809,438
Operating lease liabilities	2,343,311	2,063,421	2,886,940
Loans and borrowings	14,692,156	11,648,320	11,312,959
Other liability	24,000	88,688	393,155
Total liabilities	49,416,544	44,117,123	49,402,492
Shareholders' Equity:
Share capital - without par value	321,769,905	317,051,125	306,618,482
Warrants	6,079,890	6,079,890	5,900,973
Additional paid-in capital	56,306,211	55,980,367	59,625,356
Accumulated other comprehensive loss	(14,307,804)	(7,814,163)	(8,567,106)
Deficit	(358,363,505)	(323,181,697)	(248,209,952)
Total equity attributable to equity holders of the Company	11,484,697	48,115,522	115,367,753
Non-controlling interest	4,111,698	12,722,077	22,177,556
Total shareholders' equity	15,596,395	60,837,599	137,545,309
Commitments and contingencies
Total liabilities and shareholders' equity	$ 65,012,939	$ 104,954,722	$ 186,947,801